Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 139,150,000.00
Previously Paid Amount	11,725.93
Total Fee Amount	19,216.62
Total Offset Amount	0.00
Net Fee	$ 7,490.69